Note 10 - Capital Risk Management - Capital Component (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Equity	$ 367,521	$ 316,668	$ 215,247
Lease obligation (Note 8)	385	476
Cash (Note 3)	(56,748)	(94,008)
Investments (Note 5)	$ (1,179)	$ (11,951)